Income Tax - Schedule of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax:
Current tax on profits for the year	$ 4,845,682	$ 4,529,365	$ 2,174
Prior year income tax overestimation			(1,829)
Total current tax	4,845,682	4,529,365	345
Deferred tax:
Origination and reversal of temporary differences	(6,156,496)	(1,013,375)	430,023
Income tax expense (benefit)	$ (1,310,814)	$ 3,515,990	$ 430,368